Reconciliation of Adjusted EBITDA to Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting [Abstract]
Adjusted EBITDA	$ 769	[1]	$ 840	[1]	$ 610	[1]
Non-vehicle depreciation and amortization	152		125		95
Interest expense related to corporate debt, net	228		268		219
Early extinguishment of debt	147		75		0
Transaction-related costs	51		34		255
Transaction-related costs	33		0		0
Income before income taxes	$ 97		$ 300		$ 36

[1]	For the Year Ended December 31, 2013 2012 2011Adjusted EBITDA$769 $840 $610Less: Non-vehicle related depreciation and amortization152 125 95 Interest expense related to corporate debt, net228 268 219 Early extinguishment of debt147 75 — Restructuring expense61 38 5 Transaction-related costs51 34 255 Impairment33 — —Income before income taxes$97 $300 $36